Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 95.6%
Aerospace & Defense – 1.4%
L3Harris Technologies Inc	1,375,288	$269,240,132
Airlines – 1.2%
Ryanair Holdings PLC (ADR)*	2,020,370	223,452,922
Auto Components – 0.4%
Visteon Corp*	553,974	79,556,206
Biotechnology – 2.2%
Argenx SE (ADR)*	349,557	136,232,850
Ascendis Pharma A/S (ADR)*	994,229	88,734,938
BioMarin Pharmaceutical Inc*	1,322,953	114,673,566
Sarepta Therapeutics Inc*	709,051	81,200,520
		420,841,874
Capital Markets – 3.7%
Cboe Global Markets Inc	904,171	124,784,640
Charles Schwab Corp	2,580,960	146,288,813
LPL Financial Holdings Inc	1,664,111	361,827,655
MSCI Inc	144,788	67,947,561
		700,848,669
Chemicals – 0.9%
Corteva Inc	2,988,784	171,257,323
Commercial Services & Supplies – 3.5%
Cimpress PLC*	2,143,529	127,497,105
Clean Harbors Inc*	599,397	98,558,849
RB Global Inc	2,411,209	144,672,540
Rentokil Initial PLC	4,413,011	34,462,202
Rentokil Initial PLC (ADR)	6,411,394	250,108,480
		655,299,176
Containers & Packaging – 0.4%
Sealed Air Corp	2,098,156	83,926,240
Diversified Consumer Services – 0.6%
Frontdoor Inc*	3,419,516	109,082,560
Diversified Financial Services – 3.7%
Fidelity National Information Services Inc	2,254,230	123,306,381
Global Payments Inc	1,224,836	120,670,843
WEX Inc*	2,473,978	450,437,174
		694,414,398
Electric Utilities – 1.0%
Alliant Energy Corp	3,640,808	191,069,604
Electrical Equipment – 2.1%
Regal Beloit Corp	565,534	87,035,683
Sensata Technologies Holding PLC	7,000,702	314,961,583
		401,997,266
Electronic Equipment, Instruments & Components – 6.6%
Flex Ltd*	17,233,550	476,335,322
National Instruments Corp	3,276,042	188,044,811
TE Connectivity Ltd	1,670,235	234,100,138
Teledyne Technologies Inc*	861,323	354,098,499
		1,252,578,770
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One*	5,338,919	401,913,822
Liberty Media Group*	147,150	9,950,283
		411,864,105
Food & Staples Retailing – 0.7%
Dollar Tree Inc*	955,989	137,184,421
Health Care Equipment & Supplies – 9.5%
Boston Scientific Corp*	10,465,490	566,078,354
Cooper Cos Inc	494,802	189,721,931
Dentsply Sirona Inc	4,690,785	187,725,216
ICU Medical Inc*	1,234,924	220,051,108
STERIS PLC#	871,110	195,982,328
Teleflex Inc	1,781,928	431,280,034
		1,790,838,971
Hotels, Restaurants & Leisure – 2.5%
Aramark	6,775,291	291,676,278
Entain PLC	11,258,730	181,848,368
		473,524,646
Information Technology Services – 5.0%
Amdocs Ltd	5,156,105	509,680,979

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
GoDaddy Inc*	5,739,540	$431,211,640
		940,892,619
Insurance – 4.9%
Intact Financial Corp	3,428,818	529,465,826
Ryan Specialty Group Holdings Inc - Class A*	2,590,664	116,294,907
WR Berkley Corp	4,821,285	287,155,735
		932,916,468
Interactive Media & Services – 0.4%
Ziff Davis Inc*	1,207,043	84,565,433
Life Sciences Tools & Services – 4.6%
Avantor Inc*	9,976,580	204,918,953
Illumina Inc*	902,167	169,147,291
PerkinElmer Inc	3,198,837	379,989,847
Waters Corp*	432,360	115,241,234
		869,297,325
Machinery – 3.9%
Fortive Corp	767,736	57,403,621
Ingersoll Rand Inc	5,852,203	382,499,988
Wabtec Corp	2,685,223	294,488,406
		734,392,015
Oil, Gas & Consumable Fuels – 2.0%
Magellan Midstream Partners LP	6,038,322	376,308,227
Pharmaceuticals – 0.8%
Catalent Inc*	3,352,504	145,364,573
Professional Services – 6.6%
Broadridge Financial Solutions Inc	1,790,809	296,611,695
Ceridian HCM Holding Inc*	3,380,489	226,391,348
SS&C Technologies Holdings Inc	8,630,965	523,036,479
TransUnion	2,436,208	190,828,173
		1,236,867,695
Road & Rail – 3.1%
JB Hunt Transport Services Inc	2,134,842	386,470,447
TFI International Inc	1,714,071	195,335,531
		581,805,978
Semiconductor & Semiconductor Equipment – 9.6%
KLA Corp	373,890	181,344,128
Lam Research Corp	232,663	149,569,736
Microchip Technology Inc	3,870,758	346,781,209
NXP Semiconductors NV	1,806,248	369,702,841
ON Semiconductor Corp*	7,991,481	755,834,273
		1,803,232,187
Software – 6.2%
Atlassian Corp - Class A*	397,782	66,751,797
Constellation Software Inc/Canada	320,671	664,476,018
Dynatrace Inc*	2,518,520	129,628,224
Nice Ltd (ADR)*,#	1,161,561	239,862,346
Topicus.com Inc*	852,871	69,956,541
		1,170,674,926
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	2,387,892	236,998,281
Specialty Retail – 2.0%
Burlington Stores Inc*	452,123	71,159,639
CarMax Inc*	3,496,808	292,682,830
Wayfair Inc - Class A*,#	190,423	12,379,399
		376,221,868
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc	5,314,487	171,339,061
Trading Companies & Distributors – 1.7%
Ferguson PLC	2,041,848	321,203,109
Total Common Stocks (cost $11,334,265,304)		18,049,057,048
Investment Companies– 4.6%
Money Markets – 4.6%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $870,508,373)	870,362,172	870,536,244
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	13,204,514	13,204,514

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 5.0600%, 7/3/23	$4,743,229	$4,743,229
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,947,743)		17,947,743
Total Investments (total cost $12,222,721,420) – 100.3%		18,937,541,035
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(61,774,369)
Net Assets – 100%		$18,875,766,666

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,007,593,412	84.5%
Canada	1,775,245,517	9.4
United Kingdom	466,419,050	2.4
Israel	239,862,346	1.3
Ireland	223,452,922	1.2
Belgium	136,232,850	0.7
Denmark	88,734,938	0.5

Total	$18,937,541,035	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/23
Common Stocks - 4.3%
Commercial Services & Supplies - 0.7%
Cimpress PLC*	$-	$182,506	$75,053,648	$127,497,105
Diversified Financial Services - 2.4%
WEX Inc*	-	1,319,112	129,618,963	450,437,174
Health Care Equipment & Supplies - 1.2%
ICU Medical Inc*	-	375,715	33,970,155	220,051,108
Total Common Stocks	$-	$1,877,333	$238,642,766	$797,985,387
Investment Companies - 4.6%
Money Markets - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	21,727,362	75,514	(5,806)	870,536,244
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	142,582∆	-	-	13,204,514
Total Affiliated Investments – 9.0%	$21,869,944	$1,952,847	$238,636,960	$1,681,726,145

(1) For securities that were affiliated for a portion of the period ended June 30, 2023, this column reflects amounts for the entire period ended June 30, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Common Stocks - 4.3%
Commercial Services & Supplies - 0.7%
Cimpress PLC*	52,748,035	-	(487,084)	127,497,105
Diversified Financial Services - 2.4%
WEX Inc*	297,331,435	24,378,689	(2,211,025)	450,437,174
Health Care Equipment & Supplies - 1.2%
ICU Medical Inc*	186,952,129	-	(1,246,891)	220,051,108
Investment Companies - 4.6%
Money Markets - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	605,370,179	1,832,045,961	(1,566,949,604)	870,536,244
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	22,240,695	677,627,232	(686,663,413)	13,204,514

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	8/2/23	(153,640,000)	$115,044,494	$(1,007,403)
Euro	8/2/23	(60,568,000)	65,210,334	(986,903)

				(1,994,306)
BNP Paribas:
Euro	8/2/23	4,800,000	(5,149,807)	96,309
Citibank, National Association:
Canadian Dollar	8/2/23	(63,046,000)	47,171,152	(450,612)
Euro	8/2/23	(79,109,000)	84,848,856	(1,612,595)

				(2,063,207)
Goldman Sachs & Co. LLC:
Canadian Dollar	8/2/23	(8,409,000)	6,286,257	(65,477)
Euro	8/2/23	(1,402,000)	1,504,052	(28,251)

				(93,728)
HSBC Securities (USA), Inc.:
Canadian Dollar	8/2/23	(125,545,000)	94,072,739	(757,614)
Euro	8/2/23	(59,660,000)	64,488,320	(716,526)

				(1,474,140)
JPMorgan Chase Bank, National Association:
Canadian Dollar	8/2/23	(154,643,000)	115,811,220	(998,293)
Euro	8/2/23	(54,011,000)	57,991,254	(1,039,570)

				(2,037,863)
State Street Bank and Trust Company:
Canadian Dollar	8/2/23	(146,049,000)	109,327,525	(990,514)
Euro	8/2/23	8,436,000	(9,269,783)	(49,735)
Euro	8/2/23	(130,064,000)	139,451,369	(2,700,878)

				(3,741,127)
Total				$(11,308,062)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$62,080,273
Average amounts sold - in USD	841,235,184

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$18,049,057,048	$-	$-
Investment Companies	-	870,536,244	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,947,743	-
Total Investments in Securities	$18,049,057,048	$888,483,987	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	96,309	-
Total Assets	$18,049,057,048	$888,580,296	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$11,404,371	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70219 08-23